Financial instruments, Categories of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Financial assets [Abstract]
Cash and cash equivalents		$ 79,034	[1],[2]	$ 78,143	[1],[2]	$ 74,738	$ 125,948
Accounts receivable and accrued revenues	[2]	53,338		53,715
Derivative financial assets, current	[3]	10		0
Derivative financial assets, non-current	[3]	19		0
Total financial assets		132,402		131,858
Financial liabilities [Abstract]
Accounts payables and accrued expenses	[2]	22,761		23,436
Derivative financial liabilities, current	[3]	68		0
Current portion long term debt	[2]	39,500		78,649
Long term debt	[2]	389,244		330,775
Derivative financial liabilities, non-current	[3]	131		0
Total financial liabilities		451,704		432,861
Restricted cash		$ 389		$ 339

[1]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[2]	Amounts carried at amortized cost.
[3]	Fair value through profit or loss.